UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274

               Columbia Management Multi-Strategy Hedge Fund, LLC
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 888-786-9977

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2007 - June 30, 2008

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


REGISTRANT NAME: COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2007 - 06/30/2008


                                                                                                           FUND'S
                                                                                                            VOTE
                                                                                                           FOR OR
                                                                                                           AGAINST
                                                                                                        PROPOSAL, OR
                                                                                      WHO      WHETHER  ABSTAIN; FOR   WHETHER
                                                                                    PROPOSED    FUND     OR WITHHOLD    VOTE
 ISSUER OF  EXCHANGE                                                                MATTER:     CAST      REGARDING   WAS FOR OR
 PORTFOLIO   TICKER             SHAREHOLDER                                         ISSUER/    VOTE ON   ELECTION OF    AGAINST
 SECURITY    SYMBOL   CUSIP #  MEETING DATE      SUMMARY OF MATTER VOTED ON       SHAREHOLDER   MATTER   DIRECTORS    MANAGEMENT
----------  --------  -------  ------------  -----------------------------------  -----------  -------  ------------  ----------
Tosca Asia     N/A      N/A     12/14/2007   The Directors called the meeting as  Issuer         Yes        For          For
                                             a result of extensive discussions    proposed
                                             with the Investment Manager
                                             regarding the desire to
                                             re-structure the investment
                                             management function in order to
                                             provide improved access to stock
                                             exchanges which list the Fund's
                                             investments and to minimize the
                                             problems associated with trading in
                                             different time zones. To implement
                                             the new structure, the following
                                             matters required a vote at the
                                             extraordinary general meeting of
                                             shareholders:

                                             1. The appointment of Toscafund      Issuer         Yes        For          For
                                             Global Limited (an entity to be      proposed
                                             incorporated and regulated in
                                             Dubai) as replacement investment
                                             manager to the Fund (subject to
                                             incorporation and appropriate
                                             regulatory approvals);

                                             2. The termination of the existing   Issuer         Yes        For          For
                                             investment management agreement      proposed
                                             between the Fund and Toscafund
                                             Asset Management (immediately upon
                                             the incorporation and regulatory
                                             approval from the Dubai Financial
                                             Services Authority of Toscafund
                                             Global Limited);

                                             3. The approval of a substantially   Issuer         Yes        For          For
                                             identical new investment management  proposed
                                             agreement with Toscafund Global
                                             Limited;

                                             4. Approval of the form of the       Issuer         Yes        For          For
                                             draft revised prospectus.            proposed

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Columbia Management Multi-Strategy Hedge Fund, LLC


By (Signature and Title)*           /s/ David R. Bailin
                          -----------------------------------------------
                                    David R. Bailin, President
                                    (Principal Executive Officer)

Date      August 27, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.